Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

Management has considered subsequent events through which was the date the consolidated financial statements were issued.

On February 9, 2026, OM Liquidating Inc. (as successor to Omsom, Inc.), sent DDC Enterprise Limited and DDC Omsom Inc. (“DDC Entities”) a letter providing formal notice of alleged material defaults by the DDC Entities under a written Asset Purchase Agreement. More specifically, OM Liquidating Inc. asserts that the DDC Entities have failed to pay certain contingent earnout compensation in an unspecified total amount in excess of $250,000. DDC Enterprise Limited and DDC Omsom Inc. have not yet responded to the notice and demand, but will defend any action that may be premised upon the foregoing alleged facts.

On April 3, 2026, the Company received a demand letter from Shanghai Yuqi Law Firm on behalf of Mr. Yao Dabing (the “Demand Letter”), alleging certain claims relating to unpaid loans, social insurance and housing contributions, and an alleged failure to deliver shares in DDC Enterprise Limited. The Company disputes the allegations contained in the Demand Letter. The Company has responded with a formal rebuttal letter through its legal counsel. The Company intends to take appropriate measures to defend its interests as may be necessary.